Pension And Other Postretirement Benefits (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		$ (586.0)		$ (574.8)
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(214.5)		(247.3)
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(371.3)		(309.2)
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(17.6)		$ (18.9)
Due To Brokers Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(0.4)	[1]	(0.1)	[2]
Accrued Investment Income Dividends [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(0.6)		(0.1)
Receivables/Payables [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.7)
Fixed Income Securities [Member] | Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(0.1)		0.0
Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(8.5)		(8.7)
Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(5.3)		(5.8)
Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(1.1)		(1.4)
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(357.8)		(351.0)		(344.5)
Defined Benefit Plan Fair Value Of Plan Assets Before Pending Items		357.6		350.3
Pension Plan | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Before Pending Items		7.5		38.6
Pension Plan | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Before Pending Items		350.1		294.1
Pension Plan | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Fair Value Of Plan Assets Before Pending Items		0.0		17.6
Pension Plan | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(0.9)		(2.6)
Pension Plan | Cash [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(0.9)		(2.6)
Pension Plan | Cash [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Cash [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(62.5)		(63.3)
Pension Plan | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(123.3)		(120.9)
Pension Plan | Equity Securities [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.1)
Pension Plan | Equity Securities [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.1)
Pension Plan | Equity Securities [Member] | U.S. Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Equity Securities [Member] | U.S. Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Equity Securities [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(6.6)		(20.3)
Pension Plan | Equity Securities [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(6.6)		(20.2)
Pension Plan | Equity Securities [Member] | International Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(0.1)
Pension Plan | Equity Securities [Member] | International Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Fixed Income Securities [Member] | Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(8.5)		(17.8)
Pension Plan | Fixed Income Securities [Member] | Government [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		(15.7)
Pension Plan | Fixed Income Securities [Member] | Government [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(8.5)		(2.1)
Pension Plan | Fixed Income Securities [Member] | Government [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Fixed Income Securities [Member] | Corporate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(13.0)		(38.7)
Pension Plan | Fixed Income Securities [Member] | Corporate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Fixed Income Securities [Member] | Corporate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(13.0)		(38.7)
Pension Plan | Fixed Income Securities [Member] | Corporate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Fixed Income Securities [Member] | Mortgages/Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.4)
Pension Plan | Fixed Income Securities [Member] | Mortgages/Asset Backed Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Fixed Income Securities [Member] | Mortgages/Asset Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.4)
Pension Plan | Fixed Income Securities [Member] | Mortgages/Asset Backed Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Fixed Income Securities [Member] | Other Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.1)
Pension Plan | Fixed Income Securities [Member] | Other Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Fixed Income Securities [Member] | Other Fixed Income [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Fixed Income Securities [Member] | Other Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(0.1)
Pension Plan | Commingled Funds [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(141.0)		(144.2)
Pension Plan | Commingled Funds [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | U.S. Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(141.0)		(144.2)
Pension Plan | Commingled Funds [Member] | U.S. Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(55.6)		(42.1)
Pension Plan | Commingled Funds [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | International Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(55.6)		(42.1)
Pension Plan | Commingled Funds [Member] | International Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | Short-Term Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(31.1)		(4.9)
Pension Plan | Commingled Funds [Member] | Short-Term Money Markets [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | Short-Term Money Markets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(31.1)		(4.9)
Pension Plan | Commingled Funds [Member] | Short-Term Money Markets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(100.9)		(61.6)
Pension Plan | Commingled Funds [Member] | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Commingled Funds [Member] | Fixed Income [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(100.9)		(61.6)
Pension Plan | Commingled Funds [Member] | Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Pension Plan | Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[3]			(8.5)
Pension Plan | Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[3]			0.0
Pension Plan | Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[3]			0.0
Pension Plan | Private Equity Limited Partnerships [Member] | U.S. Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[3]			(8.5)
Pension Plan | Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[4]			(5.3)
Pension Plan | Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[4]			0.0
Pension Plan | Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[4]			0.0
Pension Plan | Private Equity Limited Partnerships [Member] | International Multi-Strategy [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	[4]			(5.3)
Pension Plan | Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(1.1)
Pension Plan | Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Private Equity Limited Partnerships [Member] | Distressed Opportunities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(1.1)
Pension Plan | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(2.6)
Pension Plan | Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Real Estate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				0.0
Pension Plan | Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset				(2.6)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(228.2)		(223.8)		$ (209.7)
Other Postretirement Benefits | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(207.0)		(208.7)
Other Postretirement Benefits | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(21.2)		(15.1)
Other Postretirement Benefits | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(42.8)		(41.2)
Other Postretirement Benefits | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(76.6)		(76.3)
Other Postretirement Benefits | Commingled Funds [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(13.9)		(14.3)
Other Postretirement Benefits | Commingled Funds [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Commingled Funds [Member] | U.S. Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(13.9)		(14.3)
Other Postretirement Benefits | Commingled Funds [Member] | U.S. Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Commingled Funds [Member] | Short-Term Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(7.3)		(0.8)
Other Postretirement Benefits | Commingled Funds [Member] | Short-Term Money Markets [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Commingled Funds [Member] | Short-Term Money Markets [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(7.3)		(0.8)
Other Postretirement Benefits | Commingled Funds [Member] | Short-Term Money Markets [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(87.7)		(91.3)
Other Postretirement Benefits | Mutual Funds [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(87.7)		(91.3)
Other Postretirement Benefits | Mutual Funds [Member] | U.S. Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | U.S. Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(42.8)		(41.2)
Other Postretirement Benefits | Mutual Funds [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(42.8)		(41.2)
Other Postretirement Benefits | Mutual Funds [Member] | International Equities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | International Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(76.5)		(76.2)
Other Postretirement Benefits | Mutual Funds [Member] | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		(76.5)		(76.2)
Other Postretirement Benefits | Mutual Funds [Member] | Fixed Income [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		0.0		0.0
Other Postretirement Benefits | Mutual Funds [Member] | Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset		$ 0.0		$ 0.0

[1]	This class represents pending trades with brokers.
[2]	This class represents pending trades with brokers.
[3]	This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily in the United States.
[4]	This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily outside the United States.